Operating Segments (Details) - Schedule of goodwill in material partially owned subsidiaries - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating Segments (Details) - Schedule of goodwill in material partially owned subsidiaries [Line Items]
Goodwill	$ 872,424	$ 724,193
Matrix [Member]
Operating Segments (Details) - Schedule of goodwill in material partially owned subsidiaries [Line Items]
Goodwill	290,662	260,492
Sapiens [Member]
Operating Segments (Details) - Schedule of goodwill in material partially owned subsidiaries [Line Items]
Goodwill	409,646	316,082
Magic [Member]
Operating Segments (Details) - Schedule of goodwill in material partially owned subsidiaries [Line Items]
Goodwill	135,682	117,743
Ofek [Member]
Operating Segments (Details) - Schedule of goodwill in material partially owned subsidiaries [Line Items]
Goodwill	$ 36,434	$ 29,876